RELATED PARTY TRANSACTIONS (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		$ 1,522,777		$ 1,537,198		$ 1,429,615
Post-Employment Superannuation Contribution		44,389		87,465		95,117
Long Term Benefits Long-service Leave		(1,061)		28,600		13,817
Equity Options		608,179		16,307		0
Total		2,174,284		1,669,570		1,538,549
Executives
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee				518,915		445,009
Short Term Benefits Other				0		0
Post-Employment Superannuation Contribution				31,887		30,127
Long Term Benefits Long-service Leave				20,455		6,051
Equity Options				16,306		0
Total				587,563		481,188
Executives | Dianne Angus
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		81,589	[1],[2]	328,799	[1]	329,690	[3]
Short Term Benefits Other		0	[1],[2]	0	[1]	0	[3]
Post-Employment Superannuation Contribution		5,736	[1],[2]	19,616	[1]	19,307	[3]
Long Term Benefits Long-service Leave		(8,920)	[1],[2]	20,354	[1]	6,051	[3]
Equity Options		(3,433)	[1],[2]	3,433	[1]	0	[3]
Total		74,972	[1],[2]	372,202	[1]	355,049	[3]
Executives | Kathryn Andrews
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		196,689	[1],[4]	131,826	[1]	115,319	[3]
Short Term Benefits Other		0	[1],[4]	0	[1]	0	[3]
Post-Employment Superannuation Contribution		18,604	[1],[4]	12,271	[1]	10,820	[3]
Long Term Benefits Long-service Leave		96	[1],[4]	101	[1]	0	[3]
Equity Options		15,735	[1],[4]	1,430	[1]	0	[3]
Total		231,124	[1],[4]	145,628	[1]	$ 126,139	[3]
Executives | Dr. David Stamler
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[1]	504,274	[4]	58,290	[5]
Short Term Benefits Other	[1]	0	[4]	0	[5]
Post-Employment Superannuation Contribution	[1]	0	[4]	0	[5]
Long Term Benefits Long-service Leave	[1]	0	[4]	0	[5]
Equity Options	[1]	125,877	[4]	11,443	[5]
Total	[1]	$ 630,151	[4]	$ 69,733	[5]

[1]	Base Fee includes movements in annual leave provision for Ms Dianne Angus ,Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
[2]	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
[3]	Base Fee includes movements in annual leave provision for Ms Dianne Angus and Ms Kathryn Andrews accrued in accordance with their employment contracts.
[4]	The equity component of Kathryn Andrews' and David Stamler's remuneration represents the portion of unlisted options granted in prior year but vested during the current year.
[5]	Dr David Stamler was appointed as Chief Medical Officer and Senior Vice President Clinical Development on 15 May 2017.